Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments
6.1.	Operating contracts or services

The Group enters into contracts in the normal course of business with CROs and clinical sites for the conduct of clinical trials, professional consultants for expert advice and other vendors for clinical supply manufacturing or other services. These contracts can usually be terminated with 30 to 180 days' notice. In addition to this minimum duration, these contracts require full payment for services already commenced.

During 2020, the Group did not enter contracts to purchase property, plant and equipment or patents and trademarks (respectively nil in 2019).

6.2.	Lease obligations

The maturity analysis of lease liabilities is disclosed in the following table:

Maturity analysis for capitalized leases	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	346,000	7,485	338,516
After one year but not more than five years	231,715	11,190	220,525
More than five years	—	—	—
Total	577,715	18,675	559,040

Maturity analysis for all lease obligations in 2020	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	352,261	6,261	—	346,000
After one year but not more than five years	249,199	17,484	—	231,715
More than five years	—	—	—	—
Total	601,460	23,745	—	577,715

Anticipated future lease expenses were converted with the exchange rate as of December 31, 2020, 1 Euro = 1.2271 USD.

The Group applies the ‘lease of low-value assets’ recognition exemptions. The Group also applied the ‘short-term lease’ exemption for leases with a maturity of less than 12 months.

Maturity analysis for all lease obligations in 2019	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	371,105	5,387	10,841	354,878
After one year but not more than five years	532,845	12,779	20,005	500,062
More than five years	—	—	—	—
Total	903,951	18,166	30,845	854,940

Anticipated future lease expenses were converted with the exchange rate as of December 31, 2019, 1 Euro = 1.1234 USD.